Taxation (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Disclosure of geographical areas [line items]
Tax charge	£ 650	£ 634
Current tax assets	166	151	£ 149
Current tax liabilities	266	£ 380	252
Provision for tax uncertainties	£ 169		£ 156
The tax rate before exceptional items	23.40%	23.00%
US MAP
Disclosure of geographical areas [line items]
Tax charge	£ (57)
Total exceptional items
Disclosure of geographical areas [line items]
Tax charge	(70)	£ 0
Great Britain
Disclosure of geographical areas [line items]
Tax charge	122	116
Foreign
Disclosure of geographical areas [line items]
Tax charge	£ 528	£ 518